Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries
The accompanying consolidated financial statements include the operations, assets and liabilities of the Company, and of its Subsidiaries listed below.

Subsidiary	Vessel Name	Type	Built(4)
Glovertwo Shipping Corporation (“Glovertwo”)(2)	Zoe	Panamax	July 2013
Stalem Shipping Corporation (“Stalem”)(2)(8)	Koulitsa 2	Panamax	February 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(2)	Kypros Land	Panamax	January 2014
Shikokupente Shipping Inc. (“Shikokupente”)(2)	Kypros Sea	Panamax	March 2014
Gloverfour Shipping Corporation (“Gloverfour”)(2)	Kypros Bravery	Panamax	January 2015
Shikokuokto Shipping Corporation (“Shikokuokto”)(2)	Kypros Sky	Panamax	March 2015
Gloverfive Shipping Corporation (“Gloverfive”)(2)	Kypros Loyalty	Panamax	June 2015
Marilem Shipping Corporation (“Marilem”)(2)(6)(8)	Kypros Spirit	Panamax	July 2016
Vassone Shipping Corporation (“Vassone”)(2)	Pedhoulas Commander	Kamsarmax	May 2008
Youngtwo Shipping Corporation (“Youngtwo”)(2)	Pedhoulas Rose	Kamsarmax	January 2017
Pinewood Shipping Corporation (“Pinewood”)(2)	Pedhoulas Cedrus	Kamsarmax	June 2018
Agros Shipping Corporation (“Agros”) (2)	Vassos	Kamsarmax	May 2022
Yasudyo Shipping Corporation (“Yasudyo”)(2)	Pedhoulas Trader	Kamsarmax	September 2023
Shimafive Shipping Corporation (“Shimafive”)(2)	Morphou	Kamsarmax	October 2023
Shimaeight Shipping Corporation (“Shimaeight”)(2)	Rizokarpaso	Kamsarmax	November 2023
Shimasix Shipping Corporation (“Shimasix”)(2)	Ammoxostos	Kamsarmax	January 2024
Shimaseven Shipping Corporation (“Shimaseven”)(2)	Kerynia	Kamsarmax	January 2024

Subsidiary	Vessel Name	Type	Built(4)
Georgos Shipping Corporation (“Georgos”)(2)	Pedhoulas Farmer	Kamsarmax	July 2024
Agonistis Shipping Corporation (“Agonistis”)(2)	Pedhoulas Fighter	Kamsarmax	October 2024
Shimanine Shipping Corporation (“Shimanine”)(2)	Efrossini	Kamsarmax	April 2025
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Vasstwo Shipping Corporation (“Vasstwo”)(1)	Xenia	Post-Panamax	August 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Pentakomo Shipping Corporation (“Pentakomo”)(2)	Agios Spyridonas	Post-Panamax	January 2010
Maxdeka Shipping Corporation (“Maxdeka”)(2)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(2)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(2)	Venus Horizon	Post-Panamax	February 2012
Vaslem Shipping Corporation (“Vaslem”)(2)(8)	Venus Harmony	Post-Panamax	November 2013
Shikokuepta Shipping Inc. (“Shikokuepta”)(2)	Troodos Sun	Post-Panamax	January 2016
Kastrolem Shipping Corporation (“Kastrolem”)(2)(8)	Troodos Air	Post-Panamax	March 2016
Monagrouli Shipping Corporation (“Monagrouli”)(2)	Troodos Oak	Post-Panamax	April 2020
Lofou Shipping Corporation (“Lofou”)(2)	Climate Respect	Post-Panamax	July 2022
Gloverthree Shipping Corporation (“Gloverthree”)(2)	Climate Ethics	Post-Panamax	January 2023
Gloverseven Shipping Corporation (“Gloverseven”)(2)	Climate Justice	Post-Panamax	June 2023
Shikokuennia Shipping Corporation (“Shikokuennia”)(2)	Mount Troodos	Capesize	November 2009
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Metamou Shipping Corporation (“Metamou”)(2)	Stelios Y	Capesize	March 2012
Armonikos Shipping Corporation (“Armonikos”)(2)	Michalis H	Capesize	March 2012
Kyotofriendo One Shipping Corporation (“Kyotofriendo One”)(2)	Aghia Sofia	Capesize	March 2012
Staloudi Shipping Corporation (“Staloudi”)(1)	Maria	Capesize	January 2014
Maxtessera Shipping Corporation (“Maxtessera”)(2)	Lake Despina	Capesize	January 2014
Shimaten Shipping Corporation (“Shimaten”)(2)(4)	TBN - H 11166	Kamsarmax	Q2 2026
Shimaeleven Shipping Corporation (“Shimaeleven”)(2)(4)	TBN - H 11167	Kamsarmax	Q3 2026
Yasutria Shipping Corporation (“Yasutria”)(2)(4)	TBN - H S6303	Kamsarmax	Q4 2026
Kypriakes Aktes Inc. (“Kypriakes Aktes”)(2)(4)(13)	TBN - H SS386	Kamsarmax	Q4 2026
Kypriakes Grammes Inc. (“Kypriakes Grammes”)(2)(4)(13)	TBN - H SS387	Kamsarmax	Q1 2027
Shimatwelve Shipping Corporation (“Shimatwelve”)(2)(4)	TBN - H 11202	Kamsarmax	Q1 2027
Newpemer Shipping Corporation (“Newpemer”)(2)(4)(19)	TBN - H 1419	Kamsarmax	Q3 2028
Newpelea Shipping Corporation (“Newpelea”)(2)(4)(20)	TBN - H 1420	Kamsarmax	Q1 2029
Safe Bulkers Participations Plc. ("Safe Bulkers Participations")(3)	—	—	—
Avstes Shipping Corporation (“Avstes”)(1)(17)	—	—	—
Gloversix Shipping Corporation (“Gloversix”)(2)(6)	—	—	—
Kerasies Shipping Corporation (“Kerasies”)(1)(11)(17)	—	—	—
Kyotofriendo Two Shipping Corporation (“Kyotofriendo Two”)(2)(7)	—	—	—
Marathassa Shipping Corporation (“Marathassa”)(1)(5)(17)	—	—	—
Marindou Shipping Corporation (“Marindou”)(1)(17)	—	—	—
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)(14)(17)	—	—	—
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)(17)	—	—	—

Subsidiary	Vessel Name	Type	Built(4)
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)(17)	—	—	—
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)(17)	—	—	—
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(2)(10)	—	—	—
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)(17)	—	—	—
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)(17)	—	—	—
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)(17)	—	—	—
Pemer Shipping Ltd. (“Pemer”)(1)(15)	—	—	—
Pelea Shipping Ltd. (“Pelea”)(1)(16)	—	—	—
Petra Shipping Ltd. (“Petra”)(1)(9)(17)	—	—	—
Shikokuexi Shipping Inc. (“Shikokuexi”)(2)	—	—	—
Youngone Shipping Corporation (“Youngone”)(2)(12)(18)	—	—	—
Napalem Shipping Corporation (“Napalem”)(2)(7)(8)(18)	—	—	—

1.Incorporated under the laws of the Republic of Liberia.
2.Incorporated under the laws of the Republic of the Marshall Islands.
3.Safe Bulkers Participations is a wholly owned subsidiary of Safe Bulkers, incorporated under the laws of the Republic of Cyprus and is the holding company of four wholly owned subsidiaries, Vaslem, Stalem, Kastrolem and Marilem. Safe Bulkers Participations has issued and listed an unsecured bond of euro 100 million on the Athens Stock Exchange. See Note 6.
4.Estimated completion date for newbuild vessels as of December 31, 2025.
5.The Company owned the Panamax class vessel Maritsa, built 2005, which was sold in February 2024 and delivered to her new owners in May 2024.
6.In February 2024, Gloversix entered into an agreement with Marilem for the sale of the Panamax class vessel Kypros Spirit, built 2016, which was delivered in March 2024.
7.In February 2024, Kyotofriendo Two entered into an agreement with Napalem for the purchase of the Panamax class vessel Paraskevi 2, built 2011, which was delivered in February 2024. Subsequently, Paraskevi 2 was sold to a third party in March 2024 and delivered to her new owners in July 2024.
8.Wholly owned subsidiary of Safe Bulkers Participations.
9.The Company owned the Kamsarmax class vessel Pedhoulas Trader, built 2006, which was sold in September 2022 and delivered to her new owners in January 2023.
10.The Company owned the Panamax class vessel Efrossini, built 2012, which was sold in March 2023 and delivered to her new owners in July 2023.
11.The Company owned the Panamax class vessel Katerina, built 2004, which was sold in November 2023 and delivered to her new owners in December 2023.
12.The Company owned the Kamsarmax class vessel Pedhoulas Cherry, built 2015, which was sold in November 2023 and delivered to her new owners in February 2024.
13.The Company entered into an agreement for the acquisition of a methanol dual fueled Kamsarmax class dry bulk newbuild vessel.
14.The Company owned the Post-Panamax class vessel Panayiota K, built 2010, which was sold in March 2024 and delivered to her new owners in April 2024.
15.The Company owned the Post-Panamax class vessel Pedhoulas Merchant, built 2010, which was sold in August 2025 and delivered to her new owners in September 2025.
16.The Company owned the Post-Panamax class vessel Pedhoulas Leader, built 2010, which was sold in July 2025 and delivered to her new owners in September 2025.
17.The Company was dissolved in August 2025.
18.The Company was dissolved in September 2025.
19.In January 2026, the Company entered into a contract for the construction and acquisition of a newbuild Kamsarmax class vessel scheduled for delivery in 2028. See subsequent events Note 19.
20.In January 2026, the Company entered into a contract for the construction and acquisition of a newbuild Kamsarmax class vessel scheduled for delivery in 2029. See subsequent events Note 19.

Disclosure of charterers concentration
For the years ended December 31, 2023, 2024 and 2025 the following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	December 31,
	2023	2024	2025
ADM International SARL	—%	—%	16.46%
Cargill International S.A.	16.69%	12.32%	—%
Nippon Yusen Kabushiki Kaisha	—%	12.19%	—%
Olam International Limited	10.18%	—%	—%